Regulation - FortisAlberta (Details) - FortisAlberta - AUC - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Public Utilities, General Disclosures [Line Items]
Efficiency gains benefit period beyond initial term (period)	2 years
ROE (percent)	8.50%
Capital structure of common equity (percent)	37.00%
Transfer of unamortized customer contributions		$ 400